Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Forest Laboratories Inc. [Member]	Feb. 17, 2014 Subsequent Event [Member] Forest Laboratories Inc. [Member] Mixed Election [Member]	Feb. 17, 2014 Subsequent Event [Member] Forest Laboratories Inc. [Member] Cash Election [Member]	Feb. 17, 2014 Subsequent Event [Member] Forest Laboratories Inc. [Member] Stock Election [Member]
Subsequent Event [Line Items]
Business acquisition, definitive agreement date	May 19, 2013	Feb. 17, 2014
Number of shares received from Actavis in exchange of ordinary shares in Forest			0.3306		0.4723
Payments to acquire business, cash			$ 26.04	$ 86.81